AllianceBernstein Blended Style Funds | Tax-Managed International Portfolio
TAX-MANAGED INTERNATIONAL PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objective is to provide long-term capital growth.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios--Sales Charge Reduction Programs on page 24 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 46 of the Portfolio's Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AllianceBernstein Blended Style Funds Tax-Managed International Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1],[2]	1.00%	[3]
Exchange Fee	none	none	[1]	none
[1]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00 annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianceBernstein Blended Style Funds Tax-Managed International Portfolio	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
Management Fees	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%
Transfer Agent	0.45%	0.50%	0.45%
Other Expenses	0.41%	0.40%	0.38%
Total Other Expenses	0.86%	0.90%	0.83%
Total Portfolio Operating Expenses	2.02%	2.76%	2.69%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - AllianceBernstein Blended Style Funds Tax-Managed International Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	621	679	372
After 3 Years	1,032	1,056	835
After 5 Years	1,467	1,459	1,425
After 10 Years	2,673	2,913	3,022

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - AllianceBernstein Blended Style Funds Tax-Managed International Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES
After 1 Year	621	279	272
After 3 Years	1,032	856	835
After 5 Years	1,467	1,459	1,425
After 10 Years	2,673	2,913	3,022

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolio's investment adviser (the "Adviser"), diversifies the Portfolio among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Adviser will invest in companies in at least three countries (and normally substantially more) other than the United States. The Portfolio also invests in less developed or emerging equity markets. The Adviser also diversifies the Portfolio's investment portfolio between growth and value equity investment styles. The Adviser selects international growth and international value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser draws on the capabilities of separate investment teams. The Portfolio seeks to minimize the impact of taxes on shareholders' returns.

The Portfolio's international growth stocks are selected using the Adviser's international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio's international value stocks are selected using the Adviser's fundamental international value investment discipline. In selecting stocks for the Portfolio, the Adviser's international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. The Adviser will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to September 2, 2003, 100% of the value of the Portfolio consisted of international value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio's securities positions may not be available or cost effective, or the Adviser may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The Portfolio will also purchase foreign currency for immediate settlement in order to purchase foreign securities. In addition, the Portfolio will generally invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets.

The Portfolio seeks to maximize after-tax returns to shareholders by pursuing a number of strategies that take into account the tax impact of buy and sell investment decisions on its shareholders. For example, the Adviser may sell certain securities in order to realize capital losses. Capital losses may be used to offset realized capital gains. To minimize capital gains distributions, the Adviser may sell securities in the Portfolio with the highest cost basis. The Adviser may monitor the length of time the Portfolio has held an investment to evaluate whether the investment should be sold at a short-term gain or held for a longer period so that the gain on the investment will be taxed at the lower long-term rate. In making this decision, the Adviser will consider whether, in its judgment, the risk of continued exposure to the investment is worth the tax savings of a lower capital gains rate. There can be no assurance that any of these strategies will be effective or that their use will not adversely affect the gross returns of the Portfolio.

PRINCIPAL RISKS:

.  The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

.  FOREIGN (NON-U.S.) SECURITIES RISK: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets.

.  EMERGING MARKETS SECURITIES RISK: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social instability.

.  FOREIGN CURRENCY RISK: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio's investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign stocks and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

.  ACTIONS BY A FEW MAJOR INVESTORS: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

.  MARKET RISK: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, including notably the recent European sovereign debt crisis, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

.  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

.  ALLOCATION RISK: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had invested only pursuant to the equity style that performed better during that period. Also, as the Portfolio will be periodically rebalanced to maintain the target allocation between styles, there will be transaction costs which may be, over time, significant.

.  DERIVATIVES RISK: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over the life of the Portfolio; and

.  how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 21.72%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -25.15%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - AllianceBernstein Blended Style Funds Tax-Managed International Portfolio		1 YEAR	5 YEARS	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1][2]	(22.89%)	(11.15%)	(1.09%)	[3]	Jan. 30, 2004
CLASS A SHARES Return After Taxes on Distributions	[1][2]	(23.33%)	(11.52%)	(1.68%)	[3]	Jan. 30, 2004
CLASS A SHARES Return After Taxes on Distributions and Sale of Portfolio Shares	[1][2]	(14.89%)	(8.74%)	(0.42%)	[3]	Jan. 30, 2004
CLASS B SHARES	[1]	(23.29%)	(11.06%)	(1.27%)	[3]	Jan. 30, 2004
CLASS C SHARES	[1]	(20.83%)	(11.02%)	(1.25%)	[3]	Jan. 30, 2004
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	[1]	(12.14%)	(4.72%)	3.72%	[3]	Jan. 30, 2004
[1]	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
[2]	After-tax returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date for all Classes is 1/30/04.